Trade and other receivables - Aging of Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables [Line Items]
Trade receivables	€ 442.6	€ 372.7
Reduction in trade-terms	(231.4)	(189.9)
Total trade receivables	211.2	182.8
Not past due
Trade Receivables [Line Items]
Trade receivables	390.8	343.7
Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	41.2	19.8
Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	5.5	4.6
Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	2.7	2.3
Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	2.4	2.3
Gross
Trade Receivables [Line Items]
Trade receivables	445.9	376.3
Gross | Not past due
Trade Receivables [Line Items]
Trade receivables	391.0	343.8
Gross | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	41.3	19.9
Gross | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	5.8	5.2
Gross | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	2.8	2.4
Gross | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	5.0	5.0
Impaired
Trade Receivables [Line Items]
Trade receivables	(3.3)	(3.6)
Impaired | Not past due
Trade Receivables [Line Items]
Trade receivables	(0.2)	(0.1)
Impaired | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	(0.1)	(0.1)
Impaired | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	(0.3)	(0.6)
Impaired | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	(0.1)	(0.1)
Impaired | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	€ (2.6)	€ (2.7)